CAPITAL MANAGEMENT Changes in Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Invested capital [Roll Forward]
Opening balance	$ 7,599	$ 6,387
Issuance of preferred units, net of repurchases	341	220
Repurchases of limited partnership units and redeemable partnership units, net of issuances	(16)	992
Exchange LP unit conversion, value	232	0
Ending balance	8,156	7,599
Weighted Average Invested Capital	$ 7,858	$ 6,885